CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of activity in warrants
	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life
Balance, December 31, 2011	1,613,162	US $0.25	0.07
Issued	1,537,060	$0.15	2.00
Exercised	-	-	-
Expired	(1,613,162)	US $0.25	-
Balance, December 31, 2012 and 2013	1,537,060	$0.15	0.28